PRIVATE PLACEMENT (Details) - Private Placement Warrants [Member] - USD ($)		6 Months Ended
	Sep. 17, 2020	Dec. 31, 2020
Private Placement Warrants [Abstract]
Warrants issued (in shares)	6,600,000	6,600,000
Share price (in dollars per share)	$ 1.00
Gross proceeds from issuance of warrants	$ 6,600,000
Class A Common Stock [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares)	1
Warrants exercise price (in dollars per share)	$ 11.50